Statement to Securityholder

Ally Auto Receivables Trust 2016-2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2016-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	3/2/2016

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2016-2

5. Collateral Summary	Collection Period, Begin:	8/1/2017

	Collection Period, End:	8/31/2017

6. Charge-Off and Delinquency Rates	Determination Date:	9/11/2017

7. Credit Instruments	Distribution Date:	9/15/2017

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
1. Distribution Summary

Class	CUSIP/ CUSIP-RegS	Initial Note	Beginning Note	Note Rate	Principal	Interest	Pass Through	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
								(3) + (4) + (5) = (6)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
A-1	02007XAA4	257,000,000.00	0.00	0.62000000	0.00	0.00	N/A	0.00	0.00	0.00	0.00
A-2	02007XAB2	306,000,000.00	5,659,365.77	1.17000000	5,659,365.77	5,517.88	N/A	5,664,883.65	0.00	0.00	0.00
A-3	02007XAC0	306,000,000.00	306,000,000.00	1.35000000	16,941,514.07	344,250.00	N/A	17,285,764.07	0.00	0.00	289,058,485.93
A-4	02007XAD8	97,130,000.00	97,130,000.00	1.60000000	0.00	129,506.67	N/A	129,506.67	0.00	0.00	97,130,000.00
B	02007XAE6	21,490,000.00	21,490,000.00	2.15000000	0.00	38,502.92	N/A	38,502.92	0.00	0.00	21,490,000.00
C	02007XAF3	17,910,000.00	17,910,000.00	2.29000000	0.00	34,178.25	N/A	34,178.25	0.00	0.00	17,910,000.00
D	02007XAG1	13,300,000.00	13,300,000.00	2.99000000	0.00	33,139.17	N/A	33,139.17	0.00	0.00	13,300,000.00
Certificates	02007X106/U02012109	N/A	N/A	N/A	N/A	N/A	849,083.11	849,083.11	N/A	N/A	N/A
Deal Totals		1,018,830,000.00	461,489,365.77		22,600,879.84	585,094.89	849,083.11	24,035,057.84	0.00	0.00	438,888,485.93

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	18.49465938	18.49465938	0.01803229	18.51269167	0.00000000	0.00000000
A-3	1,000.00000000	55.36442507	1.12500000	56.48942507	0.00000000	944.63557493
A-4	1,000.00000000	0.00000000	1.33333337	1.33333337	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.79166682	1.79166682	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.90833333	1.90833333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.49166692	2.49166692	0.00000000	1,000.00000000

Beginning Aggregate Note Pool Factor:	452.96012659
Ending Aggregate Note Pool Factor:	430.77695585

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	8/15/2017	9/14/2017	Actual/360	N/A	N/A	0.62000000	0.62000000	0.00
A-2	5,659,365.77	8/15/2017	9/14/2017	30/360	N/A	N/A	1.17000000	1.17000000	5,517.88
A-3	306,000,000.00	8/15/2017	9/14/2017	30/360	N/A	N/A	1.35000000	1.35000000	344,250.00
A-4	97,130,000.00	8/15/2017	9/14/2017	30/360	N/A	N/A	1.60000000	1.60000000	129,506.67
B	21,490,000.00	8/15/2017	9/14/2017	30/360	N/A	N/A	2.15000000	2.15000000	38,502.92
C	17,910,000.00	8/15/2017	9/14/2017	30/360	N/A	N/A	2.29000000	2.29000000	34,178.25
D	13,300,000.00	8/15/2017	9/14/2017	30/360	N/A	N/A	2.99000000	2.99000000	33,139.17

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	5,517.88	0.00	5,517.88	0.00
A-3	0.00	344,250.00	0.00	344,250.00	0.00
A-4	0.00	129,506.67	0.00	129,506.67	0.00
B	0.00	38,502.92	0.00	38,502.92	0.00
C	0.00	34,178.25	0.00	34,178.25	0.00
D	0.00	33,139.17	0.00	33,139.17	0.00
Deal Totals	0.00	585,094.89	0.00	585,094.89	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
4. Collections and Distributions

Collections
Receipts During the Period	23,927,398.76
Administrative Purchase Payments	164,985.31
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	342,922.94
Other Fees or Expenses Paid	0.00
Total Collections	24,435,307.01

Beginning Reserve Account Balance	2,558,610.30
Total Available Amount	26,993,917.31

Distributions
Total Available Amount	26,993,917.31
Basic Servicing Fee	398,749.17
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	479,274.55
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	38,502.92
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	34,178.25
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	33,139.17
Fourth Priority Principal Distributable Amount	9,296,106.29
Reserve Account Deposit	2,558,610.30
Noteholders' Regular Principal Distributable Amount	13,304,773.55
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	849,083.11

Supplemental Servicing Fees	42,783.18
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	9,600.00

Statement to Securityholder

Ally Auto Receivables Trust 2016-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	57,588	39,615	38,647
Deal Totals	Aggregate Receivables Principal Balance	1,023,444,119.61	474,794,139.32	452,193,259.48
	Aggregate Amount Financed	1,034,838,476.98	478,498,998.49	455,619,083.16

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	4.36000000	4.45270501	4.46736875	66.12	66.95	67.02	54.15	38.33	37.53

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.18%	1.39%	1.42%	1.23%	1.41%	1.23%	1.27%	1.45%	1.30%	1.16%	1.16%	1.12%	1.21%	1.10%	1.37%	1.03%	1.32%	1.27%	1.21%	1.23%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Ally Auto Receivables Trust 2016-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	467,059,040.83	32	149,621.55	4,675.67	0.3844%	38,647	107	0.2769%
Preceding	490,108,132.25	32	198,266.82	6,195.84	0.4854%	39,615	99	0.2499%
Next Preceding	513,954,756.97	47	275,042.63	5,851.97	0.6422%	40,557	90	0.2219%
Third Preceding	539,103,943.69	38	184,896.04	4,865.69	0.4116%	Three Month Average		0.2496%
Four Month Average					0.4809%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	1,034,838,476.98	4,167,298.04	0.4027%	31 - 60 days	376	5,374,128.88	1.1795%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	88	1,205,155.06	0.2645%
with the prospectus for Ally Auto Receivables Trust 2016-2 related to delinquencies,				91 - 120 days	18	196,990.48	0.0432%
charge-offs or uncollectible accounts.				> 120 days	1	10,909.59	0.0024%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	306	3,277,687.88
				Current Period	44	521,247.03
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	49	277,203.64
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	301	3,521,731.27
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2016-2

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	2,558,610.30	2,558,610.30	0.00	0.00	0.00	2,558,610.30	2,558,610.30

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target reached?	YES
Initial Overcollateralization	4,614,119.61
Current Overcollateralization	13,304,773.55
Overcollateralization Target	13,304,773.55

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
61+ Delinquencies	0.01%	0.08%	0.06%	0.10%	0.11%	0.09%	0.13%	0.18%	0.17%	0.21%	0.23%	0.31%	0.31%	0.18%	0.19%	0.23%	0.19%	0.24%	0.27%	0.31%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	1.30%	1.30%	1.30%	1.30%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	1.65%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2016-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2016-2 will perform in the future.